Fees Summary	Mar. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,443,203.9
Previously Paid Amount	4,204.3
Total Fee Amount	4,204.3
Total Offset Amount	0
Net Fee	$ 0